Assets Subject to Lien and Assets Acquired Through Foreclosures	12 Months Ended
Dec. 31, 2018
Disclosure Of Collateral [Abstract]
Assets Subject To Lien And Assets Acquired Through Foreclosures

18. ASSETS SUBJECT TO LIEN AND ASSETS ACQUIRED THROUGH FORECLOSURES

(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		December 31, 2017
		Collateral given to	Amount	Reason for collateral
Loan and receivables	Due from banks on time in local currency	Bank of China and others	6,629	Collaterals for issuing letter of guarantee and others
	Due from banks in local currencies	Samsung Securities Co., Ltd. and others	10,809	Margin deposit for futures or option
	Due from banks in foreign currencies	Korea Investment & Securities Co., Ltd. and others	9,136	Foreign margin deposit for future or option and others
Financial assets at FVTPL	Korean financial institutions’ debt securities and others	Yuanta Securities Co., Ltd. and others	501,523	Substitute securities and others
AFS financial assets	Korean treasury and corporate bonds	Korea Securities Depository and others	9,998	Related to bonds sold under repurchase agreements(*)
	Korean treasury and government bonds and others	The BOK and others	1,570,608	Settlement risk and others
HTM financial assets	Korean treasury and government bonds	Korea Securities Depository	5,436	Related to bonds sold under repurchase agreements(*)
	Korean financial institutions’ debt securities and others	The BOK and others	7,605,292	Settlement risk and others
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	6,186	Leasehold rights and others

		Total	9,725,617

		December 31, 2018
		Collateral given to	Amount	Reason for collateral
Loan at amortized cost and other financial assets	Due from banks on time in local currency	Daishin AMC and others	1,500	Right of pledge
	Due from banks in local currencies	Samsung Securities Co., Ltd. and others	38,112	Margin deposit for futures or option
	Due from banks in foreign currencies	Korea Investment & Securities Co., Ltd. and others	202,156	Foreign margin deposit for future or option and others
Financial assets at FVTOCI	Korean financial institutions’ debt securities and others	The BOK and others	2,919,042	Settlement risk and others
	Korean financial institutions’ debt securities	Banco Bilbao Vizcaya Argentaria, S.A	33,588	Related to bonds sold under repurchase agreements(*)
Securities at amortized cost	Korean treasury and government bonds	Korea Securities Depository	5,552	Related to bonds sold under repurchase agreements(*)
	Korean treasury and government bonds and others	The BOK and others	6,382,188	Settlement risk and others
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	5,987	Right to collateral and others

		Total	9,588,125

(*)

The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements).

(2)

There is no carrying amount of assets acquired through foreclosure of December 31, 2018 and the carrying amounts of assets acquired through foreclosure of December 31, 2017 are as follows. (Unit: Korean Won in millions):

December 31, 2017
Land	332
Buildings	44

Total	376

(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2017	December 31, 2018	Loaned to
Financial assets at FVTOCI	Korean financial institutions’ debt securities and others	—	40,029	Korea Securities Finance Corporation
AFS financial assets	Korean treasury, government bonds and others	170,256	—	Korea Securities Finance Corporation and others

Total		170,256	40,029

Securities loaned are lending of specific securities to borrowers who agree to return the same quantity of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.

(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties as of December 31, 2017 and 2018 are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	17,671,490	—

	December 31, 2018
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	12,262,041	—